Segmented Information	3 Months Ended
Jan. 31, 2021
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Segmented Information

NOTE 19:  SEGMENTED INFORMATION

For management reporting purposes, the Bank reports its results under three key business segments: Canadian Retail, which includes the results of the Canadian personal and commercial banking businesses, Canadian credit cards, TD Auto Finance Canada, and the Canadian wealth and insurance businesses; U.S. Retail, which includes the results of the U.S. personal and business banking operations, U.S. credit cards, TD Auto Finance U.S., U.S. wealth business, and the Bank’s investment in Schwab; and Wholesale Banking. The Bank’s other activities are grouped into the Corporate segment.

Refer to Note 29 of the Bank’s 2020 Annual Consolidated Financial Statements for additional segment disclosures.

The following table summarizes the segment results for the three months ended January 31, 2021 and January 31, 2020.

Results by Business Segment[1,2]

(millions of Canadian dollars)	Canadian Retail		U.S. Retail		Wholesale Banking[3]		Corporate[3]		Total
	For the three months ended
	Jan. 31 2021	Jan. 31 2020	Jan. 31 2021	Jan. 31 2020	Jan. 31 2021	Jan. 31 2020	Jan. 31 2021	Jan. 31 2020	Jan. 31 2021	Jan. 31 2020
Net interest income (loss)	$2,978	$3,167	$2,031	$2,196	$661	$357	$360	$449	$6,030	$6,169

Non-interest income (loss)	3,367	3,088	653	706	649	689	113	(43)	4,782	4,440

Total revenue	6,345	6,255	2,684	2,902	1,310	1,046	473	406	10,812	10,609
Provision for credit losses	142	391	135	319	20	17	16	192	313	919
Insurance claims and related expenses	780	780	–	–	–	–		–	780	780

Non-interest expenses	2,654	2,636	1,688	1,593	711	652	731	586	5,784	5,467

Income (loss) before income taxes and share of net income from investment in Schwab and TD Ameritrade	2,769	2,448	861	990	579	377	(274)	(372)	3,935	3,443
Provision for (recovery of) income taxes	732	659	70	45	142	96	(117)	(141)	827	659

Share of net income from investment in Schwab and TD Ameritrade[4,5]	–	–	209	201	–	–	(40)	4	169	205

Net income (loss)	$2,037	$1,789	$1,000	$1,146	$437	$281	$(197)	$(227)	$3,277	$2,989
Total assets	$478,267	$456,591	$562,077	$451,892	$519,636	$484,276	$175,615	$64,670	$1,735,595	$1,457,429
[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]

The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in Non-interest expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

[3]	Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.
[4]

The after-tax amounts for amortization of acquired intangibles and the acquisition and integration-related charges associated with Schwab’s acquisition of TD Ameritrade are recorded in the Corporate segment.

[5]	The Bank’s share of Schwab’s and TD Ameritrade’s earnings is reported with a one-month lag. Refer to Note 7 for further details.